Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Interest incurred			$ 75	$ 74	$ 85
Interest capitalized			14	23	24
Depreciation expense			$ 90	$ 100	93
Proceeds from Assets Sale	$ 14	$ 32			25
Gain from Assets Sale	11	$ 25			11
Property plant and equipment improvement	$ 1				$ 11